Consolidated condensed cash flow statements - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Consolidated condensed cash flow statements [Abstract]
I. Profit/(loss) for the period		$ (1,510)	$ (14,407)
Financial expense and non-monetary adjustments		170,459	156,090
II. Profit for the period adjusted by financial expense and non-monetary adjustments		168,949	141,683
III. Variations in working capital		(11,654)	(28,701)
Net interest and income tax paid		(26,760)	(26,610)
A. Net cash provided by operating activities		130,535	86,372
Investments in contracted concessional assets	[1]	60,512	(1,819)
Other non-current assets/liabilities		(5,118)	(13,363)
Acquisition of subsidiaries		(9,327)	0
Other investments		1,473	(43,629)
B. Net cash provided by/(used in) investing activities		47,540	(58,811)
Proceeds from Project & Corporate debt		0	284,676
Repayment of Project & Corporate debt		(70,147)	(306,198)
Dividends paid to Company's shareholders		(31,068)	(14,672)
C. Net cash provided by/(used in) financing activities		(101,215)	(36,194)
Net increase/(decrease) in cash and cash equivalents		76,860	(8,633)
Cash and cash equivalents at beginning of the period		669,387	594,811
Translation differences in cash or cash equivalent		9,655	3,214
Cash and cash equivalents at the end of the period		$ 755,902	$ 589,392

[1]	Includes proceeds for $60.8 million (see Note 6).